financial instruments - Activity related to allowance for doubtful accounts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of activity related to allowance for doubtful accounts
Accounts written off during the period that were still subject to enforcement activity	$ 254	$ 180
Customer accounts receivable
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	(3,472)
Balance, end of period	(3,355)	(3,472)
Customer accounts receivable | Allowance for doubtful accounts
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	117	109
Additions (doubtful accounts expense)	173	110
Accounts written off less than recoveries	(160)	(109)
Other	4	7
Balance, end of period	$ 134	$ 117